Series A and B Redeemable Convertible Preferred Stock Warrants and Tranche Liabilities - Schedule of Fair Value Measurement Inputs of Private Placement Warrants (Details) - Valuation Technique, Option Pricing Model - Private Placement Warrants
	Dec. 31, 2021 yr	Mar. 11, 2021 yr
Stock price
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs	5.20	12.00
Exercise price of warrant
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs	11.50	11.50
Term (years)
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs	4.19	5.00
Expected volatility
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs	0.5700	0.2700
Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs	0.0114	0.0078